Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

January 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 100.4%

Aggregate Bond Funds — 14.9%
iShares Core U.S. Aggregate Bond ETF	10,135	$1,161,978
SPDR Portfolio Aggregate Bond ETF(a)	2,652	79,480
Vanguard Total Bond Market ETF	9,511	813,381
Total Aggregate Bond Funds		2,054,839

Convertible Bond Fund — 11.3%
SPDR Bloomberg Barclays Convertible Securities ETF	27,168	1,555,096

Emerging Equity Funds — 7.0%
iShares Core MSCI Emerging Markets ETF	9,154	463,101
Vanguard FTSE Emerging Markets ETF	12,015	504,750
Total Emerging Equity Funds		967,851

High Yield Corporate Bond Funds — 15.4%
iShares iBoxx High Yield Corporate Bond ETF(a)	15,169	1,327,743
SPDR Bloomberg Barclays High Yield Bond ETF(a)	7,302	796,210
Total High Yield Corporate Bond Funds		2,123,953

International Equity Core Funds — 18.8%
iShares Core MSCI EAFE ETF(a)	19,745	1,252,820
Vanguard FTSE Developed Markets ETF(a)	31,182	1,332,719
Total International Equity Core Funds		2,585,539

Investment Grade Corporate Bond Funds — 13.4%
iShares Broad USD Investment Grade Corporate Bond ETF	3,174	189,170
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,589	1,650,292
Total Investment Grade Corporate Bond Funds		1,839,462

U.S. Large Cap Core Funds — 19.6%
Consumer Discretionary Select Sector SPDR Fund	438	54,890
Energy Select Sector SPDR Fund	9,556	510,673
Financial Select Sector SPDR Fund(a)	37,871	1,134,615
Health Care Select Sector SPDR Fund	2,831	280,665
Industrial Select Sector SPDR Fund	435	35,283
Utilities Select Sector SPDR Fund(a)	75	5,174
Vanguard Consumer Discretionary ETF	57	10,930
Vanguard Energy ETF	2,058	147,909
Vanguard Financials ETF(a)	4,981	370,835
Vanguard Health Care ETF	746	139,465
Vanguard Industrials ETF	80	12,236
Vanguard Utilities ETF	15	2,274
Total U.S. Large Cap Core Funds		2,704,949

Total Investment Companies
(Cost $13,640,436)		13,831,689

Short-Term Investment — 2.0%

Money Market Fund — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)
(Cost $282,015)	282,015	$282,015

Total Investments — 102.4%
(Cost $13,922,451)		14,113,704
Other Assets and Liabilities, Net — (2.4)%		(343,247)
Net Assets — 100.0%		$13,770,457

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,849,917; total market value of collateral held by the Fund was $2,921,116. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,639,101.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.10	10/04/2021	Monthly	$7,895	$–
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1.20	10/04/2021	Monthly	(134,573)	–
Energy Select Sector SPDR Fund	Morgan Stanley	2.10	10/04/2021	Monthly	74,442	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.10	10/04/2021	Monthly	165,529	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.10	10/04/2021	Monthly	40,846	–
Industrial Select Sector SPDR Fund	Morgan Stanley	2.10	10/04/2021	Monthly	5,110	–
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1.20	10/04/2021	Monthly	(702,943)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	10/04/2021	Monthly	27,535	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.10	10/04/2021	Monthly	182,736	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.10	10/04/2021	Monthly	67,538	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.10	10/04/2021	Monthly	169,567	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	10/04/2021	Monthly	240,681	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.10	10/04/2021	Monthly	193,616	–
iShares Russell 2000 ETF	Morgan Stanley	1.10	10/04/2021	Monthly	(144,316)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1.30	10/04/2021	Monthly	(323,362)	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.10	10/04/2021	Monthly	226,899	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.10	10/04/2021	Monthly	116,128	–
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.10	10/04/2021	Monthly	11,568	–
Technology Select Sector SPDR Fund	Morgan Stanley	1.50	10/04/2021	Monthly	(6,864)	–
Utilities Select Sector SPDR Fund	Morgan Stanley	2.10	10/04/2021	Monthly	690	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	2.10	10/04/2021	Monthly	1,726	–
Vanguard Energy ETF	Morgan Stanley	2.10	10/04/2021	Monthly	21,561	–
Vanguard Financials ETF	Morgan Stanley	2.10	10/04/2021	Monthly	54,125	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.10	10/04/2021	Monthly	194,424	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.10	10/04/2021	Monthly	73,602	–
Vanguard Health Care ETF	Morgan Stanley	2.10	10/04/2021	Monthly	20,378	–
Vanguard Industrials ETF	Morgan Stanley	2.10	10/04/2021	Monthly	1,682	–
Vanguard Real Estate ETF	Morgan Stanley	1.40	10/04/2021	Monthly	(700,342)	–
Vanguard Total Bond Market ETF	Morgan Stanley	2.10	10/04/2021	Monthly	118,702	–
Vanguard Utilities ETF	Morgan Stanley	2.10	10/04/2021	Monthly	303	–
						$–

At January 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of January 31, 2020.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Investment Companies	$13,831,689	$–	$–	$13,831,689
Short-Term Investment:
Money Market Fund	282,015	–	–	282,015
Total Investments in Securities	14,113,704	–	–	14,113,704
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$14,113,704	$–	$–	$14,113,704
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.